ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS - Reconciliation of lease liabilities pursuant to IFRS 16 on transition (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
Total operating lease commitments at 31 December 2018			$ 6.2
Operating lease liabilities before discounting		$ 6.2
Discounted using incremental borrowing rate		(0.6)
Operating lease liability		5.6
Reasonably certain extension options		4.5
Other adjustments		(0.2)
Finance lease liabilities recognized under IAS 17		25.3
Total lease liabilities recognized under IFRS 16 at 1 January 2019	$ 30.6	$ 35.2	$ 25.3